Comparative information 2021 - Additional Information (Detail) € in Millions, £ in Millions				12 Months Ended
	Jan. 01, 2022	Feb. 28, 2021 EUR (€)	Feb. 28, 2021 GBP (£)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)		Dec. 31, 2021 EUR (€)
Increase (decrease) in net cash flows from operating activities IFRS 4
Gain (losses) on change in fair value on economic hedges					€ (129)
Insurance service expenses from insurance contracts issued				€ 10,226	€ 11,097	[1]
Weighted average applicable statutory tax rate				24.10%	22.80%
Previously Reported [Member] | IFRS4 and IAS39 [Member]
Increase (decrease) in net cash flows from operating activities IFRS 4
Other charges IFRS 4							€ 101
Gain (losses) on change in fair value on economic hedges							761
Ineffectiveness fair value hedge							4
Amortization of deferred expenses IFRS 4							260
Impairment charges and reversals on non-financial assets and receivables IFRS 4							60
Other income /(charges) expense due to model and assumption updates IFRS 4							(298)
Gain loss on sale of business IFRS 4							38
Fair value changes on for account of policyholder financial assets IFRS 4							22,539
Increase (decrease) of technical provisions for life insurance contracts IFRS 4							€ 863
Weighted average applicable statutory tax rate							19.90%
Previously Reported [Member] | Top of range [member] | IFRS4 and IAS39 [Member]
Increase (decrease) in net cash flows from operating activities IFRS 4
Results of the hedging instrument as a percentage of hedged item for determining hedge effectiveness IFRS 4				125.00%
Long term expected return on assets based on fair value IFRS 4					(10.00%)
Previously Reported [Member] | Bottom of range [member] | IFRS4 and IAS39 [Member]
Increase (decrease) in net cash flows from operating activities IFRS 4
Results of the hedging instrument as a percentage of hedged item for determining hedge effectiveness IFRS 4				80.00%
Long term expected return on assets based on fair value IFRS 4					3.00%
Previously Reported [Member] | The Netherlands [member] | IFRS4 and IAS39 [Member]
Increase (decrease) in net cash flows from operating activities IFRS 4
Other income /(charges) expense due to model and assumption updates IFRS 4							€ 52
Previously Reported [Member] | Americas [Member] | IFRS4 and IAS39 [Member]
Increase (decrease) in net cash flows from operating activities IFRS 4
Other charges IFRS 4							667
Other income /(charges) expense due to model and assumption updates IFRS 4							(250)
Previously Reported [Member] | Fair value hedges [member] | IFRS4 and IAS39 [Member]
Increase (decrease) in net cash flows from operating activities IFRS 4
Gain (losses) on over- or underperformance of derivatives IFRS 4							(8)
Gain (losses) on change in fair value on economic hedges							(466)
Ineffectiveness fair value hedge							2
Previously Reported [Member] | Commissions and expenses [member] | IFRS4 and IAS39 [Member]
Increase (decrease) in net cash flows from operating activities IFRS 4
Restructuring charges IFRS 4							240
Amortization of VOBA and future servicing rights IFRS 4							87
Commissions and expense include a DPAC/VOBA fair value adjustment IFRS 4							51
Previously Reported [Member] | Impairment charges (reversals) [member] | IFRS4 and IAS39 [Member]
Increase (decrease) in net cash flows from operating activities IFRS 4
Impairment (charges) / reversals on financial assets, receivables IFRS 4							45
Impairment charges and reversals on non-financial assets and receivables IFRS 4							60
Previously Reported [Member] | Lifetime Withdrawal benefits [Member] | IFRS4 and IAS39 [Member]
Increase (decrease) in net cash flows from operating activities IFRS 4
Other income /(charges) expense due to model and assumption updates IFRS 4							€ (123)
Previously Reported [Member] | Lifetime Withdrawal benefits [Member] | Top of range [member] | IFRS4 and IAS39 [Member]
Increase (decrease) in net cash flows from operating activities IFRS 4
Long term interest rate assumed IFRS 4							2.00%
Previously Reported [Member] | Lifetime Withdrawal benefits [Member] | Bottom of range [member] | IFRS4 and IAS39 [Member]
Increase (decrease) in net cash flows from operating activities IFRS 4
Long term interest rate assumed IFRS 4							1.50%
Previously Reported [Member] | Variable annuities dynamic hedging program for variable annuities with interest sensitive guaranteed minimum income benefits and guaranteed minimum death benefits [member] | One time expense [member] | Life insurance general account [member] | IFRS4 and IAS39 [Member]
Increase (decrease) in net cash flows from operating activities IFRS 4
Insurance service expenses from insurance contracts issued							€ 350
Previously Reported [Member] | Amortization of value of business acquired and future servicing rights [member] | Variable annuities dynamic hedging program for variable annuities with interest sensitive guaranteed minimum income benefits and guaranteed minimum death benefits [member] | One time expense [member] | Life insurance general account [member] | IFRS4 and IAS39 [Member]
Increase (decrease) in net cash flows from operating activities IFRS 4
Insurance service expenses from insurance contracts issued							96
Previously Reported [Member] | Amortization Of Deferred Expenses [Member] | Variable annuities dynamic hedging program for variable annuities with interest sensitive guaranteed minimum income benefits and guaranteed minimum death benefits [member] | One time expense [member] | Life insurance general account [member] | IFRS4 and IAS39 [Member]
Increase (decrease) in net cash flows from operating activities IFRS 4
Insurance service expenses from insurance contracts issued							€ 254
Previously Reported [Member] | Disposal of major subsidiary [member] | IFRS4 and IAS39 [Member]
Increase (decrease) in net cash flows from operating activities IFRS 4
Business sold, business combination IFRS 4 | £			£ 10
Previously Reported [Member] | Changes in tax rates or tax laws enacted or announced [member] | The Netherlands [member] | Top of range [member] | IFRS4 and IAS39 [Member]
Increase (decrease) in net cash flows from operating activities IFRS 4
Corporate income tax rate IFRS 4	25.80%
Previously Reported [Member] | Changes in tax rates or tax laws enacted or announced [member] | The Netherlands [member] | Bottom of range [member] | IFRS4 and IAS39 [Member]
Increase (decrease) in net cash flows from operating activities IFRS 4
Corporate income tax rate IFRS 4	25.00%
Previously Reported [Member] | Stonebridge [Member] | Disposal of major subsidiary [member] | IFRS4 and IAS39 [Member]
Increase (decrease) in net cash flows from operating activities IFRS 4
Business sold, business combination IFRS 4		€ 65	£ 60

[1]	Comparatives have been restated due to the initial application of IFRS 9 and IFRS 17. Note 2 includes further details on the changes in accounting policies.